UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number   811-01442
                                                    -----------------------

                   Phoenix-Oakhurst Strategic Allocation Fund
     ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
     ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

      Matthew A. Swendiman                       John R. Flores, Esq.
 Counsel and Chief Legal Officer        Vice President, Litigation/Employment
         for Registrant                               Counsel
 Phoenix Life Insurance Company            Phoenix Life Insurance Company
       One American Row                           One American Row
      Hartford, CT 06102                         Hartford, CT 06102
     ----------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                   Date of fiscal year end: December 31, 2004
                                           ------------------

                  Date of reporting period: September 30, 2004
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND


                  SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2004
                                   (UNAUDITED)

                                      STANDARD      PAR
                                       POOR'S      VALUE
                                      & RATING     (000)            VALUE
                                      --------    -------       ------------
AGENCY MORTGAGE-BACKED SECURITIES--7.0%

Fannie Mae 1.50%, 5/3/05                 AAA       $1,250       $  1,244,969
Fannie Mae 5.50%, 9/1/17                 AAA        2,636          2,730,575
Fannie Mae 6%, 12/1/32                   AAA          767            794,798
Fannie Mae 5%, 5/1/34                    AAA        5,374          5,323,252
Fannie Mae 5.50%, 5/1/34                 AAA        1,900          1,927,782
Fannie Mae 6%, 5/1/34                    AAA        4,011          4,154,939
Fannie Mae 5.50%, 6/1/34                 AAA        3,457          3,506,904
Fannie Mae 6%, 7/1/34                    AAA          973          1,007,921
GNMA 6.50%, 6/15/28                      AAA           50             53,123
GNMA 6.50%, 11/15/31                     AAA          124            130,805
GNMA 6.50%, 2/15/32                      AAA          165            174,798
GNMA 6.50%, 4/15/32                      AAA          242            255,599
GNMA 6%, 8/15/32                         AAA        1,882          1,953,921
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $22,697,880)                                     23,259,386
--------------------------------------------------------------------------------

MUNICIPAL BONDS--4.3%

CALIFORNIA--0.7%
Alameda Corridor Transportation
  Authority Revenue Taxable-Sub
  Lien Series D 6.25%, 10/1/14           AAA          500            556,575
Contra Costa County Pension
  Obligation Taxable 6.10%, 6/1/11       AAA          500            544,635
Long Beach Pension Obligation
  Taxable Unrefunded Balance
  Revenue 6.87%, 9/1/06                  AAA          220            236,451
Marin County Taxable-Pension
  General Obligation 4.79%, 8/1/15       AAA        1,000            994,100
                                                                ------------
                                                                   2,331,761
                                                                ------------

CONNECTICUT--0.4%
Connecticut State General
  Obligation Series C 5%, 5/1/13         AAA        1,000          1,117,630

FLORIDA--0.8%
Florida State Department of
  Environmental Protection
  Preservation Revenue Series B
  5%, 7/1/13                             AAA        1,000          1,114,780


                                      STANDARD      PAR
                                       POOR'S      VALUE
                                      & RATING     (000)            VALUE
                                      --------    -------       ------------
MUNICIPAL BONDS (continued)

FLORIDA (CONTINUED)
Florida State Department of
  Transportation Series A 5%,
  7/1/12                                 AA+          785       $    875,032
University of Miami Exchangeable
  Revenue Taxable Series A 7.65%,
  4/1/20                                 AAA          595            639,738
                                                                ------------
                                                                   2,629,550
                                                                ------------

KENTUCKY--0.3%
Kentucky State Property and
  Buildings Commission Revenue
  5%, 10/1/12                            AAA          960          1,065,466

MAINE--0.2%
Bangor Pension Obligation Taxable
  Series B 5.94%, 6/1/13                 AAA          675            740,954

NEW JERSEY--0.3%
Hamilton Township Atlantic County
  School District General Obligation
  Taxable 4.25%, 12/15/14                Aaa(c)       500            481,520
Monroe Township Middlesex County
  General Obligation Taxable
  Pension 5%, 8/15/13                    AA           590            601,387
                                                                ------------
                                                                   1,082,907
                                                                ------------

NEW YORK--0.2%
New York State Environmental
  Facilities Corp. State Service
  Contract Revenue 6.70%, 3/15/08        AAA          600            662,190

PENNSYLVANIA--0.7%
Philadelphia Authority for Industrial
  Development Pension Funding
  Retirement Systems Revenue
  Taxable Series A 5.69%, 4/15/07        AAA        1,000          1,060,240
Pittsburgh General Obligation
  Taxable Pension Series A 6.50%,
  3/1/14                                 AAA        1,000          1,226,038
                                                                ------------
                                                                   2,286,278
                                                                ------------

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND

                                      STANDARD      PAR
                                       POOR'S      VALUE
                                      & RATING     (000)            VALUE
                                      --------    -------       ------------
MUNICIPAL BONDS (continued)

TEXAS--0.2%
Texas State Water Financial
  Assistance General Obligation
  Series C Taxable 4.70%, 8/1/09         AA        $  625       $    646,200

VIRGINIA--0.5%
Virginia Public Building
  Authority Public
  Facilities Revenue Series
  A 5%, 8/1/12                           AA+        1,500          1,678,080
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $14,299,597)                                     14,241,016
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.7%

AmeriCredit Automobile Receivables
  Trust 01-D, A4 4.41%, 11/12/08         AAA        1,000          1,011,380
Capital One Master Trust 01-5, A
  5.30%, 6/15/09                         AAA        1,000          1,043,070
Litigation Settlement Monetized Fee
  Trust 02-5A, A 144A 6%,
  10/25/32(d)                            Baa(c)       371            352,738
M&I Auto Loan Trust 03-1, B 3.45%,
  2/21/11                                A-           500            499,798
Morgan Stanley Auto Loan Trust 04-
  HB1, A4 3.33%, 10/15/11                AAA        1,000          1,004,844
Residential Asset Mortgage
  Products, Inc. 03-RS6, AI2 2.39%,
  11/25/24                               AAA        1,000            998,163
Residential Asset Mortgage
  Products, Inc. 03-RS6, AI3 3.08%,
  12/25/28                               AAA        1,750          1,740,376
WFS Financial Owner Trust 03-1, A4
  2.74%, 9/20/10                         AAA        2,000          1,989,977
Whole Auto Loan Trust 02-1, B
  2.91%, 4/15/09                         A            230            230,641
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $8,954,947)                                       8,870,987
--------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--14.3%

AEROSPACE & DEFENSE--0.3%
Rockwell Collins, Inc. 4.75%, 12/1/13    A          1,000          1,004,366


                                      STANDARD      PAR
                                       POOR'S      VALUE
                                      & RATING     (000)            VALUE
                                      --------    -------       ------------
DOMESTIC CORPORATE BONDS (continued)

AGRICULTURAL PRODUCTS--0.1%
Corn Products International, Inc.
   8.25%, 7/15/07                        BBB-      $  250       $    276,875

ALUMINUM--0.3%
Alcoa, Inc. 5.375%, 1/15/13              A-         1,000          1,050,671

AUTO PARTS & EQUIPMENT--0.1%
American Axle & Manufacturing, Inc.
   5.25%, 2/11/14                        BBB          250            246,536

AUTOMOBILE MANUFACTURERS--0.2%
DaimlerChrysler NA Holding Corp.
   4.75%, 1/15/08                        BBB          500            514,940

BROADCASTING & CABLE TV--0.3%
Comcast Corp. 5.30%, 1/15/14             BBB          500            501,083
Echostar DBS Corp. 5.75%, 10/1/08        BB-          500            505,000
                                                                ------------
                                                                   1,006,083
                                                                ------------

CASINOS & GAMING--0.4%
Harrah's Operating Co., Inc. 7.50%,
   1/15/09                               BBB-         250            279,690
Mandalay Resort Group 6.375%,
   12/15/11                              BB+          250            257,500
MGM Mirage 9.75%, 6/1/07                 BB-          100            111,625
Mohegan Tribal Gaming Authority
   144A 7.125%, 8/15/14(d)               BB-          200            210,500
Station Casinos, Inc. 6.875%, 3/1/16     B+           500            516,250
                                                                ------------
                                                                   1,375,565
                                                                ------------

COMMUNICATIONS EQUIPMENT--0.1%
Motorola, Inc. 7.625%, 11/15/10          BBB          250            292,557

CONSUMER FINANCE--1.4%
Ford Motor Credit Co. 7.25%,
   10/25/11                              BBB-         500            541,068
General Electric Capital
   Corp. 3.50%, 5/1/08                   AAA          750            750,734
General Electric Capital
   Corp. 6%, 6/15/12                     AAA        1,000          1,098,649
General Motors Acceptance
   Corp. 6.875%, 9/15/11                 BBB          500            524,512
General Motors Acceptance
   Corp. 6.875%, 8/28/12                 BBB          500            519,556

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND

                                      STANDARD      PAR
                                       POOR'S      VALUE
                                      & RATING     (000)            VALUE
                                      --------    -------       ------------
DOMESTIC CORPORATE BONDS (continued)

CONSUMER FINANCE (CONTINUED)
Household Finance Corp. 6.75%,
  5/15/11                                A         $1,000       $  1,125,557
                                                                ------------
                                                                   4,560,076
                                                                ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.3%
First Data Corp. 5.625%,
  11/1/11                                A+         1,000          1,069,374

DIVERSIFIED BANKS--0.4%
Bank of America Corp. 5.25%,
  12/1/15                                A            500            508,057
Rabobank Capital Funding II 144A
  5.26%, 12/29/49(d)(e)                  AA           800            807,055
                                                                ------------
                                                                   1,315,112
                                                                ------------

DIVERSIFIED CHEMICALS--0.2%
Cabot Corp. 144A 5.25%, 9/1/13(d)        BBB+         500            503,922

DIVERSIFIED COMMERCIAL SERVICES--0.5%
International Lease Finance Corp.
  5.75%, 2/15/07                         AA-          500            529,351
International Lease Finance Corp.
  4.375%, 11/1/09                        AA-        1,000          1,008,121
                                                                ------------
                                                                   1,537,472
                                                                ------------

ELECTRIC UTILITIES--0.3%
Entergy Gulf States, Inc. 5.25%,
  8/1/15                                 BBB          300            295,023
Oncor Electric Delivery Co. 6.375%,
  1/15/15                                BBB          750            827,643
                                                                ------------
                                                                   1,122,666
                                                                ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--0 2%
Mettler-Toledo International, Inc.
  4.85%, 11/15/10                        BBB          500            505,443

ENVIRONMENTAL SERVICES--0.3%
Allied Waste North America 6.125%,
  2/15/14                                BB-          500            468,750
Browning-Ferris Industries, Inc.
  7.875%, 3/15/05                        BB-          500            503,750
                                                                ------------
                                                                     972,500
                                                                ------------


                                      STANDARD      PAR
                                       POOR'S      VALUE
                                      & RATING     (000)            VALUE
                                      --------    -------       ------------
DOMESTIC CORPORATE BONDS (continued)

GAS UTILITIES--0.2%
AmeriGas Partners LP/AmeriGas
  Eagle Finance Corp. Series B
  8.875%, 5/20/11                        BB-       $  750       $    830,625

HEALTH CARE DISTRIBUTORS--0.2%
AmerisourceBergen Corp. 8.125%,
  9/1/08                                 BB           565            629,975

HOMEBUILDING--0.3%
Horton (D.R.), Inc. 6.125%, 1/15/14      BB+          450            467,437
Lennar Corp. 7.625%, 3/1/09              BBB-         500            566,264
                                                                ------------
                                                                   1,033,701
                                                                ------------

HOTELS, RESORTS & CRUISE LINES--0.3%
Carnival Corp. 3.75%, 11/15/07           A-         1,000          1,004,727
La Quinta Properties, Inc. 144A 7%,
  8/15/12(d)                             BB-           55             58,231
                                                                ------------
                                                                   1,062,958
                                                                ------------

INDUSTRIAL MACHINERY--0.3%
ITW CUPIDS Financial Trust I 144A
  6.55%, 12/31/11(d)(g)                  Aa(c)      1,000          1,095,016

INTEGRATED OIL & GAS--0.4%
ChevronTexaco Capital Co. 3.50%,
  9/17/07                                AA         1,000          1,009,342
Conoco Funding Co. 5.45%,
  10/15/06                               A-           250            262,102
                                                                ------------
                                                                   1,271,444
                                                                ------------

INTEGRATED TELECOMMUNICATION SERVICES--0.3%
AT&T Wireless Services, Inc.
  7.875%, 3/1/11                         BBB          125            148,099
Verizon Global Funding Corp.
  4.375%, 6/1/13                         A+           875            842,321
                                                                ------------
                                                                     990,420
                                                                ------------

INVESTMENT BANKING & BROKERAGE--0.6%
Credit Suisse First Boston USA, Inc.
  5.125%, 1/15/14                        A+           500            505,432
Goldman Sachs Group, Inc. (The)
  5.70%, 9/1/12(i)                       A+         1,000          1,056,678

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND

                                      STANDARD      PAR
                                       POOR'S      VALUE
                                      & RATING     (000)            VALUE
                                      --------    -------       ------------
DOMESTIC CORPORATE BONDS (continued)

INVESTMENT BANKING & BROKERAGE (CONTINUED)
Merrill Lynch & Co., Inc. 5%, 2/3/14     A+        $  500       $    500,705
                                                                ------------
                                                                   2,062,815
                                                                ------------

LIFE & HEALTH INSURANCE--0.5%
Jefferson-Pilot Corp. 4.75%, 1/30/14     AA           850            842,375
Metlife, Inc. 5%, 11/24/13               A            800            804,704
                                                                ------------
                                                                   1,647,079
                                                                ------------

MULTI-LINE INSURANCE--0.1%
Assurant, Inc. 5.625%, 2/15/14           BBB+         450            461,762

OIL & GAS EQUIPMENT & SERVICES--0.3%
Halliburton Co. 5.50%, 10/15/10          BBB          900            942,826

OIL & GAS EXPLORATION & PRODUCTION--0.5%
Chesapeake Energy Corp. 6.875%,
  1/15/16                                BB-          250            262,500
Pemex Project Funding Master Trust
  9.125%, 10/13/10                       BBB-         500            595,000
Pemex Project Funding Master Trust
  7.375%, 12/15/14                       BBB-         750            817,500
                                                                ------------
                                                                   1,675,000
                                                                ------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.5%
Motiva Enterprises LLC 144A 5.20%,
  9/15/12(d)                             A+         1,000          1,033,205
Valero Energy Corp. 4.75%, 4/1/14        BBB          500            485,496
                                                                ------------
                                                                   1,518,701
                                                                ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.4%
American Honda Finance Corp.
  144A 4.50%, 5/26/09(d)                 A+           750            767,643
Citigroup, Inc. 5.125%, 5/5/14           AA-        1,000          1,024,766
J.P. Morgan Chase & Co. 6.50%,
  1/15/09                                A            500            550,803
J.P. Morgan Chase & Co. 5.125%,
  9/15/14                                A            750            754,021
Principal Life Global Funding I 144A
  4.40%, 10/1/10(d)                      AA           500            505,755
TIAA Global Markets 144A 3.875%,
  1/22/08(d)                             AA         1,000          1,013,479
                                                                ------------
                                                                   4,616,467
                                                                ------------


                                      STANDARD      PAR
                                       POOR'S      VALUE
                                      & RATING     (000)            VALUE
                                      --------    -------       ------------
DOMESTIC CORPORATE BONDS (continued)

PACKAGED FOODS & MEATS--0.3%
Campbell Soup Co. 6.75%, 2/15/11         A         $  500       $    567,577
Campbell Soup Co. 5%, 12/3/12            A            500            512,424
                                                                ------------
                                                                   1,080,001
                                                                ------------

PAPER PRODUCTS--0.0%
International Paper Co. 5.50%,
  1/15/14                                BBB          150            153,599

RAILROADS--0.3%
CSX Corp. 5.30%, 2/15/14                 BBB          350            353,319
Union Pacific Corp. 6.50%, 4/15/12       BBB          500            554,015
                                                                ------------
                                                                     907,334
                                                                ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
EOP Operating LP 4.75%, 3/15/14          BBB+         500            482,574

REGIONAL BANKS--0.9%
BB&T Corp. 5.20%, 12/23/15               A-         1,250          1,269,699
PNC Funding Corp. 5.25%, 11/15/15        BBB+       1,000          1,015,091
Zions Bancorp 5.65%, 5/15/14             BBB-         750            777,682
                                                                ------------
                                                                   3,062,472
                                                                ------------

REITS--0.3%
Colonial Properties Trust 6.25%,
  6/15/14                                BBB-         450            473,740
HRPT Properties Trust 5.75%,
  2/15/14                                BBB          250            252,559
Kimco Realty Corp. 4.82%, 8/15/11        A-           200            201,803
                                                                ------------
                                                                     928,102
                                                                ------------

SOFT DRINKS--0.3%
Coca-Cola Enterprises, Inc. 4.375%,
  9/15/09                                A          1,000          1,022,508

SPECIALIZED FINANCE--0.3%
CIT Group, Inc. 4.75%, 12/15/10          A            850            862,198

SPECIALTY STORES--0.1%
AutoZone, Inc. 5.50%, 11/15/15           BBB+         250            239,560

TECHNOLOGY DISTRIBUTORS--0.1%
Arrow Electronics, Inc. 6.875%,
  7/1/13                                 BBB-         250            270,506

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND

                                      STANDARD      PAR
                                       POOR'S      VALUE
                                      & RATING     (000)            VALUE
                                      --------    -------       ------------
DOMESTIC CORPORATE BONDS (continued)

THRIFTS & MORTGAGE FINANCE--0.3%
Sovereign Bank 5.125%,
  3/15/13                                BBB-      $  500       $    498,494
Washington Mutual, Inc.
  4.625%, 4/1/14                         BBB+         500            477,956
                                                                ------------
                                                                     976,450
                                                                ------------
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $45,939,932)                                     47,178,251
----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--5.4%
Asset Backed Funding Corp.
  Net Interest Margin Trust
  04 144A 4.45%, 7/26/34(d)              A-           550            550,000
CS First Boston Mortgage
  Securities Corp. 97-C2, A3
  6.55%, 1/17/35                         AAA        3,725          4,029,159
DLJ Commercial Mortgage
  Corp. 98-CF2, A1B 6.24%,
  11/12/31                               Aaa(c)     1,840          2,001,319
GMAC Commercial Mortgage
  Securities, Inc. 97-C2, A3
  6.566%, 4/15/29                        Aaa(c)     1,750          1,884,069
Greenwich Capital Commercial
  Funding Corp. 03-FL1, M
  144A 3.227%, 7/5/18(d)(e)              BBB-         645            623,307
GS Mortgage Securities Corp.
  II 99-C1, A2 6.11%,
  11/18/30                               AAA        3,348          3,604,238
Homestar Net Interest Margin
  Trust 04-3, A1 144A 5.50%,
  7/25/34(d)                             BBB          285            284,387
J.P. Morgan Chase Commercial
  Mortgage Securities Corp.
  01-CIBC, A3 6.26%, 3/15/33             AAA        2,250          2,488,589
Lehman Brothers Commercial
  Conduit Mortgage Trust
  98-C4, A1B 6.21%, 10/15/35             AAA        1,000         1 ,086,467
PNC Mortgage Acceptance
  Corp. 00-C2, A2 7.30%,
  10/12/33                               AAA        1,000          1,149,838
Structured Asset Securities
  Corp. Net Interest Margin
  Trust 03-25XS, A 144A
  7.25%, 8/28/33(d)                      A            282            281,800
----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $17,617,942)                                     17,983,173
----------------------------------------------------------------------------


                                      STANDARD      PAR
                                       POOR'S      VALUE
                                      & RATING     (000)            VALUE
                                      --------    -------       ------------
FOREIGN GOVERNMENT SECURITIES--3.4%

AUSTRIA--0.2%
Republic of Austria Series
  97 3 5.75%, 4/11/07                    AAA       $  450(f)    $    597,548

BRAZIL--0.4%
Federative Republic of
  Brazil 8%, 4/15/14                     BB-        1,173          1,160,310
Federative Republic of
  Brazil 11%, 8/17/40                    BB-          125            140,281
                                                                ------------
                                                                   1,300,591
                                                                ------------

BULGARIA--0.1%
Republic of Bulgaria 144A
  8.25%, 1/15/15(d)                      BBB-         190            234,887

CHILE--0.5%
Republic of Chile 2.062%,
  1/28/08(e)                             A            750            751,875
Republic of Chile 5.50%,
  1/15/13                                A          1,000          1,042,000
                                                                ------------
                                                                   1,793,875
                                                                ------------

COLOMBIA--0.0%
Republic of Colombia 10%,
  1/23/12                                BB           125            139,125

COSTA RICA--0.2%
Republic of Costa Rica 144A
  9.335%, 5/15/09(d)                     BB           500            546,250

MEXICO--0.1%
United Mexican States
  5.875%, 1/15/14                        BBB-         500            507,500

NEW ZEALAND--0.3%
Government of New Zealand
  Series 205 6.50%, 2/15/05              AAA        1,500(k)       1,014,065

PANAMA--0.2%
Republic of Panama 8.25%,
  4/22/08                                BB           500            552,500
Republic of Panama 9.375%,
  1/16/23                                BB           250            273,750
                                                                ------------
                                                                     826,250
                                                                ------------

PERU--0.0%
Republic of Peru 8.75%,
  11/21/33                               BB            50             49,875

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND

                                      STANDARD      PAR
                                       POOR'S      VALUE
                                      & RATING     (000)            VALUE
                                      --------    -------       ------------
FOREIGN GOVERNMENT SECURITIES (continued)

PHILIPPINES--0.1%
Republic of Philippines
  8.375%, 2/15/11                        BB        $  200       $    203,500

RUSSIA--0.1%
Russian Federation RegS 5%,
  3/31/30(e)                             BB+          250            240,625

SLOVENIA--0.3%
Republic of Slovenia 4.875%,
  3/18/09                                AA-          750(j)         987,394

SOUTH AFRICA--0.4%
Republic of South Africa
  7.375%, 4/25/12                        BBB        1,250          1,412,500

SOUTH KOREA--0.5%
Republic of Korea 8.875%,
  4/15/08                                A-           500            587,463
Republic of Korea 4.25%,
  6/1/13                                 A-         1,000            960,000
                                                                ------------
                                                                   1,547,463
                                                                ------------
----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $10,938,912)                                     11,401,448
----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(h)--4.3%

AUSTRALIA--0.2%
St. George Bank Ltd. 144A
  5.30%, 10/15/15(d)                     A-           500            507,082

CANADA--0.2%
Thomson Corp. (The) 5.25%,
  8/15/13                                A-           500            516,456

CHILE--0.3%
HQI Transelectric Chile SA
  7.875%, 4/15/11                        A-         1,000          1,162,114

GERMANY--0.5%
Deutsche Telekom
  International Finance BV
  8.50%, 6/15/10                         BBB+         500            599,294
European Investment Bank 6%,
  7/15/05                                AAA        1,250(j)         910,524
                                                                ------------
                                                                   1,509,818
                                                                ------------


                                      STANDARD      PAR
                                       POOR'S      VALUE
                                      & RATING     (000)            VALUE
                                      --------    -------       ------------
FOREIGN CORPORATE BONDS (continued)

HONG KONG--0.6%
Hutchison Whampoa
  International Ltd. 144A
  6.25%, 1/24/14(d)                      A-        $2,000       $  2,052,374

ITALY--0.2%
Telecom Italia Capital SA
  144A 4%, 11/15/08(d)                   BBB+         750            754,215

MALAYSIA--0.2%
Malaysia International
  Shipping Corp. Capital
  Ltd. 144A 6.125%, 7/1/14(d)            BBB+         750            796,585

NETHERLANDS--0.1%
Coca-Cola HBC Finance BV
  5.125%, 9/17/13                        A            250            256,214

NORWAY--0.2%
Norske Skogindustrier ASA
  144A 6.125%, 10/15/15(d)               BBB-         500            510,274

SINGAPORE--0.1%
DBS Bank Ltd. 144A 5%,
  11/15/19(d)(e)(l)                      A-           500            492,381

SOUTH KOREA--0.6%
Korea Development Bank
  5.50%, 11/13/12                        A-         2,000          2,079,508

SWEDEN--0.2%
Nordea Bank Sweden AB 144A
  5.25%, 11/30/12(d)                     A            500            517,500

UNITED KINGDOM--0.8%
BP Capital Markets plc
  2.75%, 12/29/06                        AA+        1,500          1,494,949
HBOS plc 144A 5.375%,
  11/29/49(d)(e)                         A          1,250          1,269,319
                                                                ------------
                                                                   2,764,268
                                                                ------------

UNITED STATES--0.1%
Petropower I Funding Trust
  144A 7.36%, 2/15/14(d)                 BBB          347            338,566
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $13,844,627)                                     14,257,355
----------------------------------------------------------------------------

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND

                                                    SHARES         VALUE
                                                   --------     ------------

DOMESTIC COMMON STOCKS--56.0%

ADVERTISING--0.8%
Harte-Hanks, Inc.                                   102,800     $  2,571,028

AEROSPACE & DEFENSE--1.1%
United Technologies Corp.                            39,900        3,725,862

AIR FREIGHT & COURIERS--1.8%
FedEx Corp.                                          24,500        2,099,405
Ryder System, Inc.                                   85,200        4,007,808
                                                                ------------
                                                                   6,107,213
                                                                ------------

APPLICATION SOFTWARE--0.6%
Intuit, Inc.(b)                                      44,300        2,011,220

ASSET MANAGEMENT & CUSTODY BANKS--1.2%
Mellon Financial Corp.                              138,700        3,840,603

CASINOS & GAMING--0.8%
Caesars Entertainment, Inc.(b)                      157,800        2,635,260

COMMUNICATIONS EQUIPMENT--1.2%
Avocent Corp.(b)                                     60,700        1,580,021
Cisco Systems, Inc.(b)                              134,900        2,441,690
                                                                ------------
                                                                   4,021,711
                                                                ------------

COMPUTER HARDWARE--0.7%
Dell, Inc.(b)                                        65,000        2,314,000

COMPUTER STORAGE & PERIPHERALS--0.7%
EMC Corp.(b)                                        185,700        2,142,978

CONSTRUCTION & ENGINEERING--0.5%
Jacobs Engineering Group, Inc.(b)                    47,300        1,811,117

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.9%
Deere & Co.                                          48,100        3,104,855

DATA PROCESSING & OUTSOURCED SERVICES--1.9%
Fiserv, Inc.(b)                                     153,200        5,340,552
Hewitt Associates, Inc. Class A(b)                   41,700        1,103,382
                                                                ------------
                                                                   6,443,934
                                                                ------------

DIVERSIFIED BANKS--4.7%
Bank of America Corp.                               107,900        4,675,307
U.S. Bancorp                                         48,600        1,404,540
Wachovia Corp.                                       83,500        3,920,325
Wells Fargo & Co.                                    90,600        5,402,478
                                                                ------------
                                                                  15,402,650
                                                                ------------


                                                    SHARES         VALUE
                                                   --------     ------------

DOMESTIC COMMON STOCKS (continued)

DIVERSIFIED CHEMICALS--0.7%
Du Pont (E.I.) de Nemours & Co.                      56,200     $  2,405,360

DIVERSIFIED COMMERCIAL SERVICES--0.7%
ARAMARK Corp. Class B                                98,700        2,382,618

DRUG RETAIL--1.0%
CVS Corp.                                            82,300        3,467,299

ELECTRIC UTILITIES--0.6%
Entergy Corp.                                        32,500        1,969,825

EMPLOYMENT SERVICES--1.0%
Manpower, Inc.                                       42,900        1,908,621
Robert Half International, Inc.                      50,900        1,311,693
                                                                ------------
                                                                   3,220,314
                                                                ------------

FOOTWEAR--0.5%
NIKE, Inc. Class B                                   19,100        1,505,080

HEALTH CARE EQUIPMENT--1.9%
DENTSPLY International, Inc.                         64,500        3,350,130
Fisher Scientific International,
  Inc.(b)                                            50,200        2,928,166
                                                                ------------
                                                                   6,278,296
                                                                ------------

HEALTH CARE FACILITIES--0.9%
Manor Care, Inc.                                     96,500        2,891,140

HOTELS, RESORTS & CRUISE LINES--1.4%
Marriott International, Inc. Class
  A                                                  89,500        4,650,420

HOUSEHOLD PRODUCTS--1.7%
Clorox Co. (The)                                     42,400        2,259,920
Procter & Gamble Co. (The)                           64,300        3,479,916
                                                                ------------
                                                                   5,739,836
                                                                ------------

INDUSTRIAL CONGLOMERATES--2.7%
General Electric Co.                                265,600        8,918,848

INSURANCE BROKERS--0.3%
Willis Group Holdings Ltd.                           29,400        1,099,560

INTEGRATED OIL & GAS--1.3%
Exxon Mobil Corp.                                    90,500        4,373,865

INTEGRATED TELECOMMUNICATION SERVICES--3.2%
CenturyTel, Inc.                                     62,700        2,146,848
SBC Communications, Inc.                            149,900        3,889,905
Verizon Communications, Inc.                        114,400        4,505,072
                                                                ------------
                                                                  10,541,825
                                                                ------------

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND

                                                    SHARES         VALUE
                                                   --------     ------------

DOMESTIC COMMON STOCKS (continued)

INVESTMENT BANKING & BROKERAGE--2.3%
Merrill Lynch & Co., Inc.                            47,200     $  2,346,784
Morgan Stanley                                      103,900        5,122,270
                                                                ------------
                                                                   7,469,054
                                                                ------------

LEISURE PRODUCTS--0.8%
Brunswick Corp.                                      54,300        2,484,768

MOVIES & ENTERTAINMENT--2.9%
Time Warner, Inc.(b)                                380,200        6,136,428
Walt Disney Co. (The)                               151,400        3,414,070
                                                                ------------
                                                                   9,550,498
                                                                ------------

MULTI-UTILITIES & UNREGULATED POWER--0.6%
Constellation Energy Group, Inc.                     50,000        1,992,000

OIL & GAS DRILLING--0.4%
Patterson-UTI Energy, Inc.                           74,200        1,414,994

OIL & GAS EXPLORATION & PRODUCTION--0.5%
Anadarko Petroleum Corp.                             24,100        1,599,276

OTHER DIVERSIFIED FINANCIAL SERVICES--2.1%
Citigroup, Inc.                                      44,500        1,963,340
J.P. Morgan Chase & Co.                             127,800        5,077,494
                                                                ------------
                                                                   7,040,834
                                                                ------------

PACKAGED FOODS & MEATS--1.4%
Heinz (H.J.) Co.                                     54,700        1,970,294
Kellogg Co.                                          58,500        2,495,610
                                                                ------------
                                                                   4,465,904
                                                                ------------

PHARMACEUTICALS--4.2%
Johnson & Johnson                                    65,300        3,678,349
Pfizer, Inc.                                        239,300        7,322,580
Wyeth                                                81,000        3,029,400
                                                                ------------
                                                                  14,030,329
                                                                ------------

RAILROADS--1.8%
Norfolk Southern Corp.                              150,000        4,461,000
Union Pacific Corp.                                  25,900        1,517,740
                                                                ------------
                                                                   5,978,740
                                                                ------------

RESTAURANTS--0.5%
Yum! Brands, Inc.                                    41,200        1,675,192

SYSTEMS SOFTWARE--2.3%
Microsoft Corp.                                     277,600        7,675,640


                                                    SHARES         VALUE
                                                   --------     ------------

DOMESTIC COMMON STOCKS (continued)

TECHNOLOGY DISTRIBUTORS--0.5%
Avnet, Inc.(b)                                       90,800     $  1,554,496

TRUCKING--0.9%
Yellow Roadway Corp.(b)                              62,000        2,907,180
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $164,533,293)                                   185,415,622
----------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(h)--0.9%

ELECTRONIC MANUFACTURING SERVICES--0.3%
Flextronics International Ltd.
  (Singapore)(b)                                     68,300          904,975

PROPERTY & CASUALTY INSURANCE--0.6%
ACE Ltd. (United States)                             48,500        1,942,910
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,818,892)                                       2,847,885
----------------------------------------------------------------------------
EXCHANGE TRADED FUNDS--0.5%
SPDR Trust Series I                                  16,000        1,788,160
----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $1,907,400)                                       1,788,160
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $303,553,422)                                   327,243,283
----------------------------------------------------------------------------


                                      STANDARD      PAR
                                       POOR'S      VALUE
                                      & RATING     (000)            VALUE
                                      --------    -------       ------------
SHORT-TERM OBLIGATIONS--1.7%

COMMERCIAL PAPER--1.7%
UBS Finance Delaware LLC
  1.88%, 10/1/04                         A-1+       3,195          3,195,000
UBS Finance Delaware LLC
  1.76%, 10/4/04                         A-1+       2,365          2,364,653
----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $5,559,653)                                       5,559,653
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.5%
(IDENTIFIED COST $309,113,075)                                   332,802,936(a)

Other assets and liabilities, net--(0.5)%                         (1,723,005)
                                                                ------------
NET ASSETS--100.0%                                              $331,079,931
                                                                ============

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $29,904,911 and gross depreciation of $6,339,794 for federal income tax purposes. At September 30, 2004, the aggregate cost of securities for federal income tax purposes was $309,237,819.
(b) Non-income producing.
(c) As rated by Moody's or Fitch.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to a value of $16,106,471 or 4.9% of net assets.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(f) Par value represents Euro.
(g) Illiquid. At September 30, 2004, this security amounted to a value of $1,095,016 or 0.3% of net assets. For acquisition information, please see
    Note 2 "Illiquid and Restricted Securities" in the Notes to Schedule of Investments.
(h) Foreign Corporate Bonds and Foreign Common Stocks are determined based on the country in which the security is issued. The country at risk, noted in the header or parenthetically, is determined based on criteria described in
    Note 1E "Foreign security country determination" in the Notes to Schedule of Investments.
(i) All or a portion segregated as collateral for a when-issued security.
(j) Par value represents Australian Dollar.
(k) Par value represents New Zealand Dollar.
(l) This security is a when-issued security.

                      See Notes to Schedule of Investments

PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its Schedule of Investments. The preparation of the Schedule of Investments requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A. SECURITY VALUATION
     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.
     As required, some securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.
     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME
     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION
     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
     The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains collateral for the securities purchased.

E. FOREIGN SECURITY COUNTRY DETERMINATION
     A combination of the following criteria is used to assign the countries of risk listed in the Schedule of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

NOTE 2--ILLIQUID AND RESTRICTED SECURITIES

         Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.
Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.
         Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.
         At September 30, 2004, the Fund held the following restricted securities:
                                                         Market      % of
                                Acquisition  Acquisition Value       Net Assets
                                Date         Cost        at 9/30/04  at 9/30/04
                                ----         -----       ----------  ----------
ITW Cupids Financial Trust I
         6.55%, 12/31/11        4/18/02      $998,490    $1,095,016  0.3%

         At the end of the period, the value of restricted securities amounted to $1,095,016 or 0.3% of net assets.
         The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Phoenix-Oakhurst Strategic Allocation Fund
            ----------------------------------------------------------------

By (Signature and Title)*  /s/ Philip R. McLoughlin
                         ---------------------------------------------------
                         Philip R. McLoughlin, Chairman
                         (principal executive officer)

Date       November 29, 2004
    ------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Philip R. McLoughlin
                         ---------------------------------------------------
                         Philip R. McLoughlin, Chairman
                         (principal executive officer)

Date       November 29, 2004
    ------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         ---------------------------------------------------
                         Nancy G. Curtiss, Treasurer
                         (principal financial officer)

Date       November 29, 2004
    ------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.